Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for CEO (Evans)(1)	Comp. Actually Paid to CEO (Evans)(2)	Summary Comp. Table Total for CEO (DeVeydt)(1)	Comp. Actually Paid to CEO (DeVeydt)(2)	Average Summary Comp. Table Total for Non-CEO NEOs(3)	Average Comp. Actually Paid to Non-CEO NEOs(4)	TSR	Peer Group TSR(5)	Net Income (in millions)	Adjusted EBITDA (in millions)(6)
2024	$6,461,203	$3,271,752	N/A	N/A	$2,309,915	$1,326,577	$135.2	$127.8	$12.5	$508.2
2023	6,457,600	7,260,168	N/A	N/A	2,473,172	2,646,951	204.3	142.1	135.3	438.1
2022	6,092,825	(3,342,023)	N/A	N/A	1,670,372	(1,192,139)	178.0	147.8	87.0	380.2
2021	4,307,123	14,217,126	N/A	N/A	1,541,025	6,060,779	341.2	146.1	70.7	339.6
2020	3,541,863	16,996,689	559,528	13,280,517	1,284,162	6,249,898	185.3	111.9	1.3	256.6

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for our CEO for the respective years shown. Until his appointment as Executive Chairman on January 13, 2020, Mr. DeVeydt served as Chief Executive Officer of the Company. Mr. Evans, who previously served as Executive Vice President and Chief Operating Officer, was appointed to replace Mr. DeVeydt as the Chief Executive Officer of the Company effective January 13, 2020.Reflects average compensation amounts reported in the Summary Compensation Table for our non-CEO NEOs for the respective years shown. The following non-CEO NEOs are included in the average figures shown:
2024: David T. Doherty, Jennifer B. Baldock, Harrison R. Bane, Marissa A. Brittenham, Bradley R. Owens, Anthony W. Taparo
2023: David T. Doherty, Jennifer B. Baldock, Marissa A. Brittenham, Bradley R. Owens
2022: David T. Doherty, Thomas F. Cowhey, Jennifer B. Baldock, Harrison R. Bane, Bradley R. Owens
2021: Thomas F. Cowhey, Jennifer B. Baldock, Anthony W. Taparo, Bradley R. Owens
2020: Thomas F. Cowhey, Jennifer B. Baldock, George M. Goodwin, Anthony W. Taparo

Peer Group Issuers, Footnote	Reflects the cumulative total stockholder return for the Dow Jones U.S. Health Care Providers Index.
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid to CEO” in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective Summary Compensation Table total adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020		2021	2022	2023	2024
CEO	Evans	DeVeydt	Evans	Evans	Evans	Evans
Summary Compensation Table Total	$3,541,863	$559,528	$4,307,123	$6,092,825	$6,457,600	$6,461,203
Less: Equity Award Amounts Reported in Summary Compensation Table	(2,250,000)	(125,000)	(2,500,000)	(4,645,000)	(4,400,000)	(5,100,000)
Add: Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End	8,512,317	—	3,175,972	2,062,532	4,283,461	2,987,405
Add: Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year	375,000	125,000	—	645,000	—	700,000
Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End	4,977,917	10,794,029	8,437,390	(3,285,321)	336,661	(1,741,360)
Change in Value of Prior Years’ Awards That Vested in the Year	1,839,592	1,926,960	4,620,973	(4,212,059)	582,446	(35,496)
Less: Fair Value of Prior Years' Awards Forfeited in the Year	—	—	—	—	—	—
Less: Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions	—	—	(3,824,332)	—	—	—
Compensation Actually Paid	$16,996,689	$13,280,517	$14,217,126	$(3,342,023)	$7,260,168	$3,271,752
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for restricted stock awards and earned PSU awards, the closing price on applicable year-end date or, in the case of vesting, the closing price as of each vest date, (2) for unearned PSU awards, closing price on applicable year-end date multiplied by the probability of achievement as of each such date, and (3) for option and SSAR awards, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,309,915	$ 2,473,172	$ 1,670,372	$ 1,541,025	$ 1,284,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,326,577	2,646,951	(1,192,139)	6,060,779	6,249,898
Adjustment to Non-PEO NEO Compensation Footnote	“Average Compensation Actually Paid to non-CEO NEOs” in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective average Summary Compensation Table total adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022	2023	2024

Summary Compensation Table Total	$1,284,162	$1,541,025	$1,670,372	$2,473,172	$2,309,915
Less: Equity Award Amounts Reported in Summary Compensation Table	(654,625)	(661,875)	(1,020,000)	(1,537,500)	(1,275,000)
Add: Fair Value of Current Year Equity Awards Outstanding/Unvested at Year End	2,326,667	840,847	768,546	1,496,764	644,330
Add: Fair Value of Current Year Equity Awards That Vested in the Year	—	—	—	—	54,645
Add: Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year	142,125	—	—	—	166,667
Change in Value of Prior Years’ Awards Outstanding/Unvested at Year End	2,251,193	3,008,559	(502,425)	81,948	(521,304)
Change in Value of Prior Years’ Awards That Vested in the Year	900,376	1,714,650	(401,924)	132,567	(10,257)
Less: Fair Value of Prior Years' Awards Forfeited in the Year	—	—	(1,706,708)	—	(42,419)
Less: Fair Value of Prior Years' Awards Failing to Meet Vesting Conditions	—	(382,427)	—	—	—
Compensation Actually Paid	$6,249,898	$6,060,779	$(1,192,139)	$2,646,951	$1,326,577
	Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for restricted stock awards and earned PSU awards, the closing price on applicable year-end date or, in the case of vesting, the closing price as of each vest date, (2) for unearned PSU awards, closing price on applicable year-end date multiplied by the probability of achievement as of each such date, and (3) for option and SSAR awards, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant.
Compensation Actually Paid vs. Total Shareholder Return
As described in more detail in the sections entitled "Compensation Discussion and Analysis" and "Executive Compensation," the Company’s executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with "Compensation Actually Paid" for a particular year. We believe the "Compensation Actually Paid" in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on "pay-for-performance" as the "Compensation Actually Paid" fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals.

Compensation Actually Paid vs. Net Income
As described in more detail in the sections entitled "Compensation Discussion and Analysis" and "Executive Compensation," the Company’s executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with "Compensation Actually Paid" for a particular year. We believe the "Compensation Actually Paid" in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on "pay-for-performance" as the "Compensation Actually Paid" fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals.

Compensation Actually Paid vs. Company Selected Measure
As described in more detail in the sections entitled "Compensation Discussion and Analysis" and "Executive Compensation," the Company’s executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with "Compensation Actually Paid" for a particular year. We believe the "Compensation Actually Paid" in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on "pay-for-performance" as the "Compensation Actually Paid" fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals.

Total Shareholder Return Vs Peer Group
As described in more detail in the sections entitled "Compensation Discussion and Analysis" and "Executive Compensation," the Company’s executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with "Compensation Actually Paid" for a particular year. We believe the "Compensation Actually Paid" in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on "pay-for-performance" as the "Compensation Actually Paid" fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals.

Tabular List, Table	Adjusted EBITDA •Net Revenue •Free Cash Flow
Total Shareholder Return Amount	$ 135.2	204.3	178.0	341.2	185.3
Peer Group Total Shareholder Return Amount	127.8	142.1	147.8	146.1	111.9
Net Income (Loss)	$ 12,500,000	$ 135,300,000	$ 87,000,000.0	$ 70,700,000	$ 1,300,000
Company Selected Measure Amount	508,200,000	438,100,000	380,200,000	339,600,000	256,600,000
Additional 402(v) Disclosure	For compensation purposes, "Adjusted EBITDA" is calculated as income before income taxes, adjusted for net income attributable to noncontrolling interests; depreciation and amortization; interest expense, net; equity-based compensation expense; transaction, integration and acquisition costs; net loss (gain) on disposals, consolidations and deconsolidations; litigation settlements and other litigation costs and other adjustments that are not related to the assessment of normal operating performance. We use Adjusted EBITDA as a measure of financial performance. Adjusted EBITDA is a key measure used by our management to assess operating performance, make business decisions and allocate resources. Adjusted EBITDA is the core long-term metric we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled "Compensation Discussion and Analysis - Elements of Named Executive Officer Compensation."
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Evans [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,461,203	$ 6,457,600	$ 6,092,825	$ 4,307,123	$ 3,541,863
PEO Actually Paid Compensation Amount	$ 3,271,752	$ 7,260,168	$ (3,342,023)	$ 14,217,126	$ 16,996,689
PEO Name	Mr. Evans	Mr. Evans	Mr. Evans	Mr. Evans	Mr. Evans
DeVeydt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 559,528
PEO Actually Paid Compensation Amount					$ 13,280,517
PEO Name					Mr. DeVeydt
PEO | Evans [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,100,000)	$ (4,400,000)	$ (4,645,000)	$ (2,500,000)	$ (2,250,000)
PEO | Evans [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,987,405	4,283,461	2,062,532	3,175,972	8,512,317
PEO | Evans [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,741,360)	336,661	(3,285,321)	8,437,390	4,977,917
PEO | Evans [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,496)	582,446	(4,212,059)	4,620,973	1,839,592
PEO | Evans [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(3,824,332)	0
PEO | Evans [Member] | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,000	0	645,000	0	375,000
PEO | Evans [Member] | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | DeVeydt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(125,000)
PEO | DeVeydt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | DeVeydt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,794,029
PEO | DeVeydt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,926,960
PEO | DeVeydt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | DeVeydt [Member] | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					125,000
PEO | DeVeydt [Member] | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,275,000)	(1,537,500)	(1,020,000)	(661,875)	(654,625)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,330	1,496,764	768,546	840,847	2,326,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(521,304)	81,948	(502,425)	3,008,559	2,251,193
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,645	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,257)	132,567	(401,924)	1,714,650	900,376
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(382,427)	0
Non-PEO NEO | Fair Value of Equity Awards to be Issued in Lieu of Cash Incentive Payments Earned in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,667	0	0	0	142,125
Non-PEO NEO | Fair Value of Prior Years' Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,419)	$ 0	$ (1,706,708)	$ 0	$ 0